Share Capital - Summary of Warrants Outstanding (Details)	Jun. 30, 2021 $ / shares shares	Jan. 26, 2021 $ / shares	Nov. 16, 2020 $ / shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Disclosure of classes of share capital [line items]
Warrants (in shares) | shares	18,447,389			1,078,747	1,982,156
November Unit Offering | Warrants
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in dollars per share)			$ 9.00
January Unit Offering | Warrants
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in dollars per share)		$ 12.60
Exercise Price Range One
Disclosure of classes of share capital [line items]
Warrants (in shares) | shares	17,919,197
Exercise Price Range One | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in dollars per share)	$ 11.11
Exercise Price Range One | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in dollars per share)	$ 16.36
Exercise Price Range Two
Disclosure of classes of share capital [line items]
Warrants (in shares) | shares	528,192
Exercise Price Range Two | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in dollars per share)	$ 112.46
Exercise Price Range Two | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants (in dollars per share)	$ 116.09